Consolidated Statements of Shareholders’ Equity ¥ in Thousands, $ in Thousands	Share Capital CNY (¥) shares	Share Capital USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Statutory Reserves CNY (¥)	Statutory Reserves USD ($)	Retained Earnings CNY (¥)	Retained Earnings USD ($)	Non-controlling Interests CNY (¥)	Accumulated Other Comprehensive Income (loss) CNY (¥)	Accumulated Other Comprehensive Income (loss) USD ($)	CNY (¥)	USD ($)
Balance at Jun. 30, 2018	¥ 529		¥ 62,705		¥ 14,152		¥ 107,407		¥ 8,859			¥ 193,652
Balance (in Shares) at Jun. 30, 2018 | shares	80,000,000	80,000,000
Net income (loss)							53,531		(1,508)			52,023
Provision for statutory reserves					5,672		(5,672)
Capital injection by founding shareholders			530									530
Purchase of NCIs			(1,821)						(8,209)			(10,030)
Issuance of shares to Fanhua In	¥ 28		10,001									10,029
Issuance of shares to Fanhua In (in Shares) | shares	4,033,600	4,033,600
Proceeds from IPO	¥ 43		153,287									153,330
Proceeds from IPO (in Shares) | shares	6,438,414	6,438,414
Acquisition of Zhonghui									1,581			1,581
Capital injection by Zhonghui’s minority shareholders									2,450			2,450
Other comprehensive income (loss): foreign currency translation adjustments										¥ 11		11
Balance at Jun. 30, 2019	¥ 600		224,702		19,824		155,266		3,173	11		403,576
Balance (in Shares) at Jun. 30, 2019 | shares	90,472,014	90,472,014
Net income (loss)							(32,903)		(648)			(33,551)
Provision for statutory reserves					2,049		(2,049)
Other comprehensive income (loss): foreign currency translation adjustments										456		456
Balance at Jun. 30, 2020	¥ 600		224,702		21,873		120,314		2,525	467		370,481
Balance (in Shares) at Jun. 30, 2020 | shares	90,472,014	90,472,014
Net income (loss)							(46,370)		304			(46,066)
Provision for statutory reserves					1,238		(1,238)
Cancellation of Baoying			(8)		(8)		8					(8)
Disposal of Zhonghui									¥ (2,829)			(2,829)
Other comprehensive income (loss): foreign currency translation adjustments										(1,277)		(1,277)
Balance at Jun. 30, 2021	¥ 600		¥ 224,694		¥ 23,103		¥ 72,714			¥ (810)		¥ 320,301	$ 49,608
Balance (in Shares) at Jun. 30, 2021 | shares	90,472,014	90,472,014
Balance as of June 30, 2021 (in Dollars) | $		$ 93		$ 34,801		$ 3,578		$ 11,262			$ (126)		$ 49,608
Balance as of June 30, 2021 (in Shares) | shares	90,472,014	90,472,014